Revenue - Summary of Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Net sales	$ 26,149	$ 27,831	$ 25,769
Total Revenues	28,079	29,706	27,701
Industrial Activities
Disaggregation of Revenue [Line Items]
Net sales	26,149	27,831	25,769
Total Revenues	26,247	27,931	25,891
Industrial Activities | Operating segments
Disaggregation of Revenue [Line Items]
Net sales	26,149	27,831	25,769
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Net sales	10,959	11,682	10,683
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Net sales	2,768	3,021	2,530
Industrial Activities | Operating segments | Commercial & Specialty Vehicles
Disaggregation of Revenue [Line Items]
Net sales	10,439	10,939	10,562
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	4,117	4,565	4,369
Industrial Activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(2,134)	(2,376)	(2,375)
Financial services
Disaggregation of Revenue [Line Items]
Net sales	0	0	0
Total Revenues	2,011	1,989	2,028
Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	2,011	1,989	2,028
Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (81)	$ (114)	$ (96)